UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

Cash Reserves Fund Institutional

Annual Report

to Shareholders

December 31, 2011

Contents
Cash Reserves Fund Institutional
3 Portfolio Management Review
7 Statement of Assets and Liabilities
8 Statement of Operations
9 Statement of Changes in Net Assets
10 Financial Highlights
11 Notes to Financial Statements
15 Report of Independent Registered Public Accounting Firm
16 Information About Your Fund's Expenses
17 Tax Information
Cash Management Portfolio
19 Investment Portfolio
36 Statement of Assets and Liabilities
37 Statement of Operations
38 Statement of Changes in Net Assets
39 Financial Highlights
40 Notes to Financial Statements
44 Report of Independent Registered Public Accounting Firm
45 Investment Management Agreement Approval
50 Summary of Management Fee Evaluation by Independent Fee Consultant
54 Board Members and Officers
59 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dbadvisorsliquidity.com/US for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended December 31, 2011, money markets were responding to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European sovereign debt crisis. During the summer, the political standoff in the United States related to the raising of the U.S. debt ceiling spurred volatility in financial markets. The extreme difficulties that Congress encountered in coming to agreement regarding the debt ceiling made up a large part of the rationale cited by Standard & Poor's® in deciding to downgrade U.S. debt from AAA to AA+ on August 5, 2011. However, the United States' role as a perceived "safe haven" for fixed-income investors worldwide has thus far remained unchanged. In addition, credit downgrades of various domestic and international banks and "credit watches" instituted by ratings agencies on some European countries exerted pressure on the money markets. Encouragingly, the European Central Bank (ECB) has made some extraordinary efforts over the past several months to head off additional problems for European governments and banks by securing funding access for the major banks in Europe.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield for the fund during the period.

Over the period, we continued to hold a large percentage of portfolio assets in short-maturity instruments for liquidity purposes as well as for high quality and yield. We also maintained a higher than average maturity, with fund assets broadly diversified among a number of different sectors, including banks, corporate issues, U.S. government securities and municipal debt, though diversification neither assures a profit nor guarantees against loss. In addition, we focused on more favorable geographical areas for money market investment, such as Canada, Australia and the Nordic region. Lastly, given market uncertainty and our desire to maintain larger cash positions in the fund, we found value in municipal Variable Rate Demand Notes compared with taxable alternatives of the same maturity, such as bank Certificates of Deposit.

Fund Performance (as of December 31, 2011)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in this fund is not insured or guaranteed by the FDIC or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price.
7-Day Current Yield
December 31, 2011	.01%*
December 31, 2010	.12%*
* The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been lower.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please visit our Web site at www.dbadvisorsliquidity.com/US for the product's most recent month-end performance.

Negative Contributors to Fund Performance

The types of securities that we were investing in during the period ended December 31, 2011, tended to have shorter maturities and lower yields than issues carrying more risk. We preferred to be cautious during a time of market fluctuation. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

"Encouragingly, the European Central Bank (ECB) has made some extraordinary efforts over the past several months to head off additional problems for European governments and banks by securing funding access for the major banks in Europe."

Outlook and Positioning

Positive news for U.S. markets has come recently in the form of improved economic reports, including a pickup in manufacturing activity and some declines in domestic unemployment. The U.S. Federal Reserve Board (the Fed) has been doing its part by continuing its accommodative monetary policy and hinting at additional transparency for financial market participants in the near term. The main headwind to improved economic and financial market prospects comes from uncertainty over the European sovereign debt crisis. With several European countries facing austerity measures, we tend to believe that Europe is on the precipice of a recession. Market participants are urgently wishing for concrete and permanent solutions to the European crisis in the hopes that such a result would encourage further global economic progress and reduce financial market uncertainty.

We continue our insistence on the highest credit quality within the fund. We also continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Municipal debt is state and local government bonds issued to finance capital expenditures.

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Statement of Assets and Liabilities
as of December 31, 2011
Assets
Investment in Cash Management Portfolio, at value	$1,992,456,366
Receivable for Fund shares sold	813,158
Other assets	19,981
Total assets	1,993,289,505
Liabilities
Distributions payable	6,655
Other accrued expenses and payables	199,278
Total liabilities	205,933
Net assets, at value	$1,993,083,572
Net Assets Consist of
Accumulated net realized gain (loss)	(275,568)
Paid-in capital	1,993,359,140
Net assets, at value	$1,993,083,572
Net Asset Value
Net Asset Value, offering and redemption price per share ($1,993,083,572 ÷ 1,993,547,912 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2011
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$6,191,992
Expenses*	(3,693,286)
Net investment income allocated from Cash Management Portfolio	2,498,706
Expenses: Administration fee	2,416,388
Services to shareholders	172,869
Service fees	100,305
Professional fees	36,556
Reports to shareholders	46,952
Registration fees	26,618
Trustees' fees and expenses	3,187
Other	41,531
Total expenses before expense reductions	2,844,406
Expense reductions	(1,575,513)
Total expenses after expense reductions	1,268,893
Net investment income	1,229,813
Net realized gain (loss) allocated from Cash Management Portfolio	145,460
Net increase (decrease) in net assets resulting from operations	$1,375,273

* Net of $243,715 Advisor reimbursement allocated from Cash Management Portfolio for the year ended December 31, 2011.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2011	2010
Operations: Net investment income	$1,229,813	$5,018,258
Net realized gain (loss)	145,460	1,479,943
Net increase (decrease) in net assets resulting from operations	1,375,273	6,498,201
Distributions to shareholders from: Net investment income	(1,256,917)	(5,180,258)
Fund share transactions: Proceeds from shares sold	17,690,479,605	30,814,908,862
Reinvestment of distributions	861,333	2,959,143
Payments for shares redeemed	(19,738,223,929)	(33,188,371,955)
Net increase (decrease) in net assets from Fund share transactions	(2,046,882,991)	(2,370,503,950)
Increase (decrease) in net assets	(2,046,764,635)	(2,369,186,007)
Net assets at beginning of period	4,039,848,207	6,409,034,214
Net assets at end of period (including undistributed net investment income of $0 and $0, respectively)	$1,993,083,572	$4,039,848,207
Other Information
Shares outstanding at beginning of period	4,040,430,903	6,410,934,853
Shares sold	17,690,479,605	30,814,908,862
Shares issued to shareholders in reinvestment of distributions	861,333	2,959,143
Shares redeemed	(19,738,223,929)	(33,188,371,955)
Net increase (decrease) in Fund shares	(2,046,882,991)	(2,370,503,950)
Shares outstanding at end of period	1,993,547,912	4,040,430,903

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
	2011		2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from investment operations: Net investment income	.000	a	.001	.004	.027	.051
Net realized gain (loss)a	.000		.000	.000	.000	.000
Total from investment operations	.000	a	.001	.004	.027	.051
Less distributions from: Net investment income	(.000	)a	(.001)	(.004)	(.027)	(.051)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return (%)b	.05		.13	.41	2.75	5.27
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,993		4,040	6,409	4,409	5,189
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.28		.28	.31	.29	.28
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.21		.20	.21	.19	.18
Ratio of net investment income (%)	.05		.12	.36	2.86	5.14
a Amount is less than $.0005. b Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Reserves Fund Institutional (the "Fund'') is a series of DWS Money Market Trust (the "Trust''), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to Cash Reserves Fund Institutional, a series of DWS Institutional Funds (the "Predecessor Fund"). On April 29, 2011, the Predecessor Fund transferred all of its assets and liabilities to the Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to April 29, 2011, is that of the Predecessor Fund.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio''), an open-end management investment company registered under the 1940 Act and organized as a New York business trust advised by Deutsche Investment Management Americas Inc. ("DIMA'' or the "Advisor''), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At December 31, 2011, the Fund owned approximately 10% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $276,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2011, and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

At December 31, 2011, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:
Capital loss carryforward	$(276,000)

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2011	2010
Distributions from ordinary income	$1,256,917	$5,180,258

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2011 through September 30, 2012, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.21% of the Fund's average daily net assets.

Accordingly, for the year ended December 31, 2011, the Administration Fee was $2,416,388, of which $1,312,073 was waived and $115,918 is unpaid.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2011, the amount charged to the Fund by DISC aggregated $163,040, all of which was waived.

In addition, for the year ended December 31, 2011, the Advisor reimbursed the Fund $95 of sub-recordkeeping expense.

Shareholder Servicing Fee. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firm services. For the year ended December 31, 2011, the Service Fee was as follows:
	Total Aggregated	Waived	Annual Effective Rate
Cash Reserves Fund Institutional	$100,305	$100,305	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2011, the amount charged to the Fund by DIMA included in Statement of Operations under "reports to shareholders" aggregated $21,242, of which $8,760 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At December 31, 2011, there was one shareholder account that held approximately 11% of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Money Market Trust and Shareholders of Cash Reserves Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Fund Institutional (hereafter referred to as the "Fund'') at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
Boston, Massachusetts February 24, 2012	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2011 to December 31, 2011).

The tables illustrate your Fund's expenses in two ways:

·Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

·Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2011
Actual Fund Return*
Beginning Account Value 7/1/11	$1,000.00
Ending Account Value 12/31/11	$1,000.09
Expenses Paid per $1,000**	$1.01
Hypothetical 5% Fund Return*
Beginning Account Value 7/1/11	$1,000.00
Ending Account Value 12/31/11	$1,024.20
Expenses Paid per $1,000**	$1.02

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Cash Reserves Fund Institutional	.20%

For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

A total of 4.12% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of December 31, 2011
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 7.5%
ANZ National International Ltd., 144A, 3.25%, 4/2/2012	49,000,000	49,336,289
Banco del Estado de Chile, 0.5%, 1/17/2012	20,000,000	20,000,000
Bank Nederlandse Gemeenten, 6.0%, 3/26/2012	35,000,000	35,455,384
Bank of Nova Scotia, 0.28%, 1/4/2012	100,000,000	100,000,000
China Construction Bank Corp., 0.3%, 1/3/2012	37,451,000	37,451,000
Commonwealth Bank of Australia, 144A, 2.4%, 1/12/2012	43,132,000	43,157,466
Credit Suisse, 0.38%, 1/3/2012	97,000,000	97,000,000
DnB Bank ASA, 0.35%, 1/17/2012	79,500,000	79,500,000
General Electric Capital Corp., 6.0%, 6/15/2012	12,500,000	12,810,030
Industrial & Commercial Bank of China:
0.7%, 1/3/2012	100,000,000	100,000,000
0.7%, 1/4/2012	99,500,000	99,500,000
0.7%, 1/6/2012	39,600,000	39,600,000
Mizuho Corporate Bank Ltd., 0.42%, 2/6/2012	50,000,000	50,003,492
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	44,700,000	44,756,807
Nordea Bank Finland PLC:
0.35%, 1/13/2012	69,500,000	69,500,000
0.4%, 2/15/2012	45,000,000	45,000,561
Rabobank Nederland NV:
0.4%, 2/15/2012	133,500,000	133,500,000
0.43%, 2/24/2012	45,000,000	45,000,000
0.43%, 3/2/2012	160,000,000	160,000,000
Skandinaviska Enskilda Banken AB:
0.35%, 1/11/2012	49,700,000	49,700,000
0.36%, 1/6/2012	46,500,000	46,500,000
0.45%, 2/13/2012	138,500,000	138,500,000
Sumitomo Mitsui Banking Corp., 0.35%, 1/13/2012	50,000,000	50,000,332
Svenska Handelsbanken AB, 0.385%, 1/23/2012	15,000,000	15,000,091
Total Certificates of Deposit and Bank Notes (Cost $1,561,271,452)		1,561,271,452

Commercial Paper 26.3%
Issued at Discount** 24.7%
ASB Finance Ltd., 0.585%, 4/27/2012	981,000	979,135
Australia & New Zealand Banking Group Ltd., 0.25%, 2/7/2012	200,000	199,949
Bank of Nova Scotia, 0.1%, 1/17/2012	600,000	599,973
Barclays Bank PLC:
0.2%, 1/3/2012	1,000,000	999,989
0.33%, 1/20/2012	145,000,000	144,974,746
0.36%, 1/6/2012	30,000,000	29,998,500
0.38%, 1/4/2012	153,000,000	152,995,155
0.46%, 2/1/2012	77,000,000	76,969,499
0.52%, 2/27/2012	33,500,000	33,472,418
BNZ International Funding Ltd:
144A, 0.57%, 4/10/2012	60,000,000	59,905,000
144A, 0.58%, 4/10/2012	50,000,000	49,919,444
Coca-Cola Co.:
0.18%, 6/1/2012	29,888,000	29,865,285
0.2%, 4/10/2012	30,350,000	30,333,139
Erste Abwicklungsanstalt:
0.35%, 1/30/2012	20,000,000	19,994,361
0.36%, 1/30/2012	50,000,000	49,985,500
0.37%, 1/9/2012	50,000,000	49,995,889
0.37%, 1/17/2012	50,000,000	49,991,778
0.39%, 2/16/2012	50,000,000	49,975,083
0.4%, 3/14/2012	35,000,000	34,971,611
0.42%, 1/3/2012	55,500,000	55,498,705
Erste Finance Delaware LLC, 0.16%, 1/3/2012	154,540,000	154,538,626
General Electric Capital Corp., 0.25%, 2/2/2012	150,000,000	149,966,667
General Electric Capital Services, Inc.:
0.23%, 2/6/2012	42,000,000	41,990,340
0.26%, 2/2/2012	50,000,000	49,988,444
0.3%, 2/13/2012	75,000,000	74,973,125
Johnson & Johnson:
144A, 0.02%, 1/13/2012	25,000,000	24,999,833
144A, 0.04%, 2/27/2012	75,000,000	74,995,250
144A, 0.05%, 4/3/2012	10,000,000	9,998,708
144A, 0.06%, 2/17/2012	100,000,000	99,992,167
144A, 0.07%, 4/2/2012	280,000,000	279,947,867
144A, 0.08%, 4/2/2012	70,000,000	69,985,689
144A, 0.08%, 4/3/2012	40,000,000	39,991,733
144A, 0.15%, 3/7/2012	33,175,000	33,165,877
Kells Funding LLC:
144A, 0.29%, 1/12/2012	125,000,000	124,988,924
144A, 0.3%, 1/26/2012	25,000,000	24,994,792
144A, 0.35%, 2/17/2012	43,100,000	43,080,306
144A, 0.37%, 3/19/2012	25,700,000	25,679,397
144A, 0.37%, 4/10/2012	80,000,000	79,917,778
144A, 0.38%, 4/17/2012	25,000,000	24,971,764
144A, 0.45%, 1/20/2012	75,687,000	75,669,024
144A, 0.48%, 1/19/2012	57,014,000	57,000,317
144A, 0.52%, 2/1/2012	72,500,000	72,467,536
144A, 0.52%, 2/16/2012	37,000,000	36,975,416
Merck & Co., Inc.:
0.06%, 1/9/2012	7,750,000	7,749,897
0.06%, 1/11/2012	86,000,000	85,998,567
New York Life Capital Corp.:
144A, 0.12%, 2/3/2012	3,725,000	3,724,590
144A, 0.13%, 2/1/2012	37,900,000	37,895,757
144A, 0.15%, 3/2/2012	20,000,000	19,994,917
144A, 0.16%, 2/14/2012	25,000,000	24,995,111
144A, 0.16%, 3/8/2012	40,000,000	39,988,089
144A, 0.16%, 3/19/2012	38,000,000	37,986,827
Nieuw Amsterdam Receivables Corp.:
144A, 0.32%, 1/4/2012	100,000,000	99,997,333
144A, 0.33%, 1/3/2012	653,000	652,988
NRW.Bank:
0.24%, 1/17/2012	30,062,000	30,058,793
0.4%, 1/6/2012	61,000,000	60,996,611
Oversea-Chinese Banking Corp., Ltd., 0.29%, 1/17/2012	45,000,000	44,994,200
PepsiCo, Inc., 0.04%, 1/18/2012	95,000,000	94,998,206
Pfizer, Inc.:
0.03%, 1/5/2012	58,000,000	57,999,807
0.04%, 1/12/2012	40,000,000	39,999,511
Proctor & Gamble Co.:
0.08%, 1/3/2012	100,000,000	99,999,556
0.08%, 1/31/2012	40,000,000	39,997,333
0.08%, 2/24/2012	34,000,000	33,995,920
0.08%, 3/23/2012	60,000,000	59,989,067
0.09%, 1/25/2012	40,000,000	39,997,600
0.09%, 2/14/2012	75,000,000	74,991,750
0.09%, 3/30/2012	25,000,000	24,994,437
0.1%, 4/9/2012	25,000,000	24,993,125
0.11%, 5/4/2012	30,000,000	29,988,633
0.11%, 5/21/2012	23,000,000	22,990,091
0.12%, 4/2/2012	67,800,000	67,779,208
0.12%, 5/4/2012	128,000,000	127,947,093
0.13%, 4/12/2012	75,000,000	74,972,375
0.13%, 4/30/2012	80,000,000	79,965,333
0.15%, 3/30/2012	25,000,000	24,990,729
Rabobank U.S.A. Financial Corp., 0.4%, 2/8/2012	19,250,000	19,241,872
SBAB Bank AB:
144A, 0.5%, 1/4/2012	50,000,000	49,997,917
144A, 0.55%, 1/13/2012	15,000,000	14,997,250
144A, 0.55%, 1/30/2012	26,000,000	25,988,481
Sheffield Receivables Corp.:
144A, 0.3%, 1/27/2012	24,000,000	23,994,800
144A, 0.4%, 2/7/2012	61,000,000	60,974,922
Standard Chartered Bank:
0.37%, 1/5/2012	100,000,000	99,995,889
0.38%, 2/7/2012	135,750,000	135,696,982
Straight-A Funding LLC:
144A, 0.12%, 1/11/2012	30,105,000	30,103,996
144A, 0.19%, 1/31/2012	60,061,000	60,051,490
144A, 0.19%, 2/13/2012	27,999,000	27,992,646
Sumitomo Mitsui Banking Corp., 0.355%, 1/6/2012	77,050,000	77,046,201
Swedbank AB, 0.44%, 1/13/2012	35,000,000	34,994,867
Toyota Motor Credit Corp., 0.27%, 1/6/2012	107,000,000	106,995,987
Unilever Capital Corp., 0.08%, 3/6/2012	30,000,000	29,995,667
Victory Receivables Corp.:
144A, 0.35%, 1/19/2012	50,000,000	49,991,250
144A, 0.36%, 1/9/2012	75,106,000	75,099,992
Walt Disney Co., 0.09%, 2/23/2012	95,000,000	94,987,412
		5,125,675,814
Issued at Par 1.6%
DnB Bank ASA, 144A, 0.43%*, 4/2/2012	50,000,000	50,000,000
Westpac Banking Corp., 144A, 0.426%*, 4/11/2012	282,900,000	282,893,007
		332,893,007
Total Commercial Paper (Cost $5,458,568,821)		5,458,568,821

Government & Agency Obligations 15.0%
U.S. Government Sponsored Agencies 1.9%
Federal Home Loan Bank:
0.13%, 1/23/2012	11,000,000	10,999,782
0.13%, 2/24/2012	28,225,000	28,224,444
0.13%, 5/15/2012	26,500,000	26,494,841
0.16%, 4/30/2012	103,320,000	103,309,653
0.16%**, 11/13/2012	24,000,000	23,966,187
0.23%, 8/24/2012	15,670,000	15,674,189
0.27%, 7/6/2012	20,600,000	20,600,105
Federal Home Loan Mortgage Corp.:
0.099%**, 2/23/2012	50,000,000	49,992,639
0.111%**, 1/11/2012	25,000,000	24,999,167
Federal National Mortgage Association:
0.132%**, 1/3/2012	20,000,000	19,999,789
0.137%**, 2/17/2012	11,500,000	11,497,898
0.148%**, 3/1/2012	20,000,000	19,995,000
0.159%**, 10/1/2012	10,000,000	9,987,822
0.189%**, 10/1/2012	17,500,000	17,474,693
		383,216,209
U.S. Treasury Obligations 13.1%
U.S. Treasury Bills:
0.005%**, 1/26/2012	503,000	502,998
0.035%**, 5/17/2012	2,500,000	2,499,667
0.051%**, 4/19/2012	921,000	920,858
U.S. Treasury Notes:
0.375%, 8/31/2012	212,478,000	212,794,495
0.375%, 9/30/2012	18,000,000	18,034,370
0.375%, 10/31/2012	360,000,000	360,730,389
0.625%, 6/30/2012	84,924,000	85,135,391
0.625%, 7/31/2012	433,130,000	434,394,582
0.75%, 5/31/2012	212,478,000	213,053,545
1.375%, 10/15/2012	212,000,000	214,035,648
1.5%, 7/15/2012	480,000,000	483,642,949
1.875%, 6/15/2012	250,000,000	252,038,171
4.75%, 5/31/2012	98,500,000	100,373,472
4.875%, 6/30/2012	342,512,000	350,642,757
		2,728,799,292
Total Government & Agency Obligations (Cost $3,112,015,501)		3,112,015,501

Short-Term Notes* 14.1%
Australia & New Zealand Banking Group Ltd., 144A, 0.31%, 1/20/2012	72,000,000	72,000,000
Bank of Nova Scotia:
0.35%, 4/2/2012	32,500,000	32,500,000
0.38%, 3/13/2012	134,500,000	134,500,000
0.39%, 6/11/2012	107,000,000	107,000,000
Bayerische Landesbank, 0.353%, 11/23/2012	40,000,000	40,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.432%, 5/25/2012	315,000,000	314,986,168
Canadian Imperial Bank of Commerce, 0.373%, 4/26/2012	200,000,000	200,000,000
Coca-Cola Co., 0.507%, 5/15/2012	48,000,000	48,027,583
Commonwealth Bank of Australia:
144A, 0.376%, 2/3/2012	135,000,000	135,000,000
144A, 0.455%, 4/30/2012	40,000,000	40,000,000
JPMorgan Chase Bank NA, 0.57%, 1/8/2013	250,000,000	250,000,000
Kells Funding LLC:
144A, 0.361%, 5/4/2012	125,000,000	125,000,000
144A, 0.37%, 2/27/2012	56,000,000	56,000,000
144A, 0.377%, 1/9/2012	64,000,000	63,999,885
144A, 0.384%, 1/19/2012	27,000,000	27,000,000
144A, 0.423%, 2/24/2012	147,500,000	147,500,000
144A, 0.468%, 4/16/2012	150,000,000	150,000,000
Nordea Bank Finland PLC:
0.681%, 2/3/2012	35,000,000	35,006,457
0.737%, 9/13/2012	20,000,000	20,034,002
0.941%, 9/13/2012	50,000,000	50,085,207
Rabobank Nederland NV:
0.356%, 1/10/2012	108,250,000	108,250,000
0.388%, 4/24/2012	133,000,000	133,000,000
0.46%, 5/16/2012	50,000,000	50,000,000
144A, 0.6%, 12/14/2012	75,000,000	75,000,000
144A, 0.668%, 2/29/2012	50,000,000	50,007,960
Svenska Handelsbanken AB, 144A, 0.577%, 8/7/2012	80,000,000	80,000,000
Toronto-Dominion Bank, 0.296%, 5/11/2012	130,500,000	130,500,000
Westpac Banking Corp.:
0.34%, 1/10/2012	85,000,000	85,000,000
0.366%, 5/9/2012	60,000,000	60,000,000
0.452%, 2/13/2012	49,000,000	49,000,000
144A, 0.965%, 10/23/2012	61,110,000	61,280,869
Total Short-Term Notes (Cost $2,930,678,131)		2,930,678,131

Time Deposits 11.3%
Citibank NA, 0.1%, 1/4/2012	350,000,000	350,000,000
Nordea Bank Finland PLC, 0.02%, 1/3/2012	400,000,000	400,000,000
State Street Bank & Trust Co., 0.01%, 1/3/2012	800,000,000	800,000,000
Svenska Handelsbanken AB, 0.01%, 1/3/2012	800,000,000	800,000,000
Total Time Deposits (Cost $2,350,000,000)		2,350,000,000

Municipal Investments 21.1%
Allegheny County, PA, Industrial Development Authority, UPMC Children's Hospital, Series A, 0.08%***, 10/1/2032, LOC: Bank of America NA	20,460,000	20,460,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust Certificates, Series E-16, 144A, 0.1%***, 4/15/2039, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,165,000	22,165,000
Appleton, WI, Redevelopment Authority Revenue, Fox Cities Performing Arts Center, Inc., Series B, 0.1%***, 6/1/2036, LOC: JPMorgan Chase Bank NA	18,400,000	18,400,000
Arizona, State Health Facilities Authority Revenue, Catholic West:
Series A, 0.08%***, 7/1/2035, LOC: JPMorgan Chase Bank NA	23,100,000	23,100,000
Series B, 0.08%***, 7/1/2035, LOC: JPMorgan Chase Bank NA	17,680,000	17,680,000
Austin, TX, Water & Wastewater Systems Revenue, 0.07%***, 5/15/2031, LOC: Bank of Tokyo-Mitsubishi UFJ, Sumitomo Mitsui Banking	25,920,000	25,920,000
BlackRock Municipal Intermediate Duration Fund, Inc., Series W-7-2871, 144A, AMT, 0.23%***, 3/1/2041, LIQ: JPMorgan Chase Bank NA	30,000,000	30,000,000
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.3%***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.3%***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.22%***, 5/1/2041, LIQ: Citibank NA	13,500,000	13,500,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.3%***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
BlackRock MuniYield New York Quality Fund, Inc., Series W-7-2477, 144A, AMT, 0.22%***, 5/1/2041, LIQ: Citibank NA	26,300,000	26,300,000
BlackRock MuniYield Quality Fund III, Inc., 144A, AMT, 0.24%***, 6/1/2041, LIQ: Citibank NA	44,500,000	44,500,000
BlackRock MuniYield Quality Fund, Inc., Series W-7-1766, 144A, AMT, 0.26%***, 10/1/2041, LIQ: Morgan Stanley Bank	57,000,000	57,000,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, Series E-5-A, 0.12%***, 6/1/2030, LOC: Branch Banking & Trust	45,400,000	45,400,000
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.13%***, 7/1/2039, LOC: Bank of America NA	19,995,000	19,995,000
Calhoun County, TX, Navigation Industrial Development Authority, Formosa Plastics Corp. Project, Series C, 144A, AMT, 0.12%***, 9/1/2031, LOC: Sumitomo Mitsui Banking	10,000,000	10,000,000
Calhoun, TX, Port Authority, Environmental Facilities Revenue, Formosa Plastics Corp. Project, Series B, 144A, AMT, 0.12%***, 9/1/2041, LOC: Sumitomo Mitsui Banking	21,300,000	21,300,000
California, Housing Finance Agency Revenue, Home Mortgage, Series D, 144A, AMT, 0.1%***, 2/1/2040, LOC: Fannie Mae, Freddie Mac	29,130,000	29,130,000
California, RBC Municipal Products, Inc. Trust, Series E-24, 144A, 0.14%**, Mandatory Put 4/2/2012 @ 100, 7/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	9,250,000	9,250,000
California, State Kindergarten, Series A5, 0.05%***, 5/1/2034, LOC: Citibank NA & California State Teacher's Retirement System	18,250,000	18,250,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Bay Vista At Meadow Park, Series NN-1, AMT, 0.09%***, 11/15/2037, LIQ: Fannie Mae	29,320,000	29,320,000
California, The Olympic Club Revenue, 0.46%***, 9/30/2032, LOC: Bank of America NA (a)	52,100,000	52,100,000
California, Wells Fargo State Trusts:
Series 16C, 144A, 0.1%***, 9/1/2029, LIQ: Wells Fargo Bank NA	42,515,000	42,515,000
Series 72C, 144A, 0.1%***, 8/15/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	28,275,000	28,275,000
Series 25C, 144A, 0.1%***, 11/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,525,000	9,525,000
Channahon, IL, Morris Hospital Revenue, 0.1%***, 12/1/2034, LOC: U.S. Bank NA	5,220,000	5,220,000
Charlotte, NC, Certificates of Participation, Series D, 0.25%***, 6/1/2035, LOC: Bank of America NA (a)	19,600,000	19,600,000
Chattanooga, TN, Industrial Development Board Revenue, BlueCross Corp. Project, 0.22%***, 1/1/2028, LOC: Bank of America NA (a)	99,000,000	99,000,000
Chicago, IL, Midway Airport Revenue, Series A-1, 0.1%***, 1/1/2021, LOC: Bank of Montreal (a)	22,000,000	22,000,000
Clark County, NV, Passenger Facility Charge Revenue, McCarran International Airport, Series F-2, 0.1%***, 7/1/2022, LOC: Union Bank NA	18,000,000	18,000,000
Cleveland, OH, Airport Systems Revenue, Series D, 0.07%***, 1/1/2024, LOC: PNC Bank NA	9,725,000	9,725,000
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/89th Garage Project, 0.1%***, 1/1/2037, LOC: JPMorgan Chase Bank	17,730,000	17,730,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.08%***, 6/1/2038, LOC: JPMorgan Chase Bank NA	14,000,000	14,000,000
Colorado, Housing Finance Authority, Single Family Mortgage Revenue:
"I", Series B-1, 0.15%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (a)	18,935,000	18,935,000
"I", Series A-2, 0.16%***, 5/1/2038, LOC: Fannie Mae, Freddie Mac (a)	10,185,000	10,185,000
Colorado, Meridian Village Metropolitan, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.1%***, 12/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	17,580,000	17,580,000
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.13%***, 11/15/2025, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Colorado, State Educational & Cultural Facilities Authority, Linfield Christian School Project, 0.08%***, 5/1/2030, LOC: Evangelical Christian Credit Union	16,000,000	16,000,000
Colorado, Wells Fargo Stage Trust, Series 42C, 144A, AMT, 0.11%***, 11/15/2023, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,835,000	9,835,000
Colorado Springs, CO, Utilities Revenue:
Series C, 0.08%***, 11/1/2040, SPA: JPMorgan Chase Bank NA	29,415,000	29,415,000
Series B, 0.1%***, 11/1/2026, SPA: Barclays Bank PLC	11,000,000	11,000,000
Series A, 0.11%***, 11/1/2038, SPA: Bank of America NA	31,645,000	31,645,000
County of Carroll, KY, Environmental Facilities Revenue, Utilities Company Project, Series A, AMT, 0.11%***, 2/1/2032, LOC: Sumitomo Mitsui Banking	27,800,000	27,800,000
Covina, CA, Redevelopment Agency, Multi-Family Housing, ShadowHills Apartments, Inc., Series A, 0.08%***, 12/1/2015, LIQ: Fannie Mae	12,825,000	12,825,000
Eclipse Funding Trust, Solar Eclipse, Springfield, IL Electric Revenue, Series 2006-0007, 144A, 0.09%***, 3/1/2030, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	22,545,000	22,545,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.1%***, 7/15/2024, LIQ: Fannie Mae	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Industrial Development Program, Out of Door Academy, 0.11%***, 7/1/2038, LOC: Northern Trust Co.	12,910,000	12,910,000
Florida, State Board of Public Education, Series 3834Z, 144A, 0.1%***, 12/1/2015, LIQ: JPMorgan Chase Bank NA	9,000,000	9,000,000
Florida, Sunshine State Governmental Financing Commission Revenue, Miami Dade County Program, Series B, 0.08%***, 9/1/2032, LOC: JPMorgan Chase Bank NA	28,500,000	28,500,000
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.09%***, 8/1/2040, SPA: Royal Bank of Canada	84,000,000	84,000,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 0.1%***, 10/1/2036, LOC: Branch Banking & Trust	10,240,000	10,240,000
Hawaii, State Department of Budget & Finance Special Purpose Revenue, Series 2135, 144A, AMT, 0.1%***, 3/1/2037, GTY: Wells Fargo & Co., INS: FGIC, LIQ: Wells Fargo & Co.	19,485,000	19,485,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.11%***, 4/1/2029, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,240,000	9,240,000
Hayward, CA, Multi-Family Housing Revenue, Shorewood Bay Waterford Inc., Series A, 0.08%***, 7/15/2014, LIQ: Fannie Mae	20,000,000	20,000,000
Houston, TX, Airport Systems Revenue, 0.09%***, 7/1/2030, LOC: Barclays Bank PLC	8,000,000	8,000,000
Houston, TX, RBC Municipal Products, Inc. Trust Certificates, Utility Systems Revenue, Series E-14, 144A, 0.1%***, 5/15/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	24,070,000	24,070,000
Houston, TX, Utility Systems Revenue, Series D-1, 0.16%***, 5/15/2034, INS: AGMC, LOC: JPMorgan Chase Bank NA (a)	44,000,000	44,000,000
Houston, TX, Water & Sewer Systems Revenue, Series 27TPZ, 144A, 0.09%***, 12/1/2028, INS: AGMC, LIQ: Wells Fargo Bank NA, LOC: Wells Fargo Bank NA	15,865,000	15,865,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.08%***, 12/1/2033, LOC: Bank One NA	12,500,000	12,500,000
Illinois, Finance Authority Revenue, Series A, 0.1%***, 11/15/2022, INS: Radian, LOC: JPMorgan Chase Bank NA	12,045,000	12,045,000
Illinois, State Finance Authority Revenue, Methodist Medical Center, Series B, 0.1%***, 11/15/2041, LOC: PNC Bank NA	10,000,000	10,000,000
Illinois, State Toll Highway Authority Revenue, Series A-1A, 0.13%***, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank NA	50,000,000	50,000,000
Illinois, State Toll Highway Authority, Senior Priority, Series A-2A, 0.09%***, 7/1/2030, LOC: Bank of Tokyo-Mitsubishi UFJ	15,000,000	15,000,000
Illinois, Wells Fargo Stage Trust:
Series 50C, 144A, 0.11%***, 11/15/2035, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,110,000	9,110,000
Series 15C, 144A, 0.11%***, 10/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	24,405,000	24,405,000
Indiana, State Finance Authority Hospital Revenue, Indiana University Health:
Series A, 0.06%***, 3/1/2033, LOC: Northern Trust Co.	10,000,000	10,000,000
Series K, 0.09%***, 3/1/2033, LOC: JPMorgan Chase Bank NA (a)	31,700,000	31,700,000
Series J, 0.14%***, 3/1/2033, LOC: JPMorgan Chase Bank NA (a)	15,625,000	15,625,000
Indiana, State Municipal Power Agency, Series A, 0.09%***, 1/1/2018, LOC: Citibank NA	3,800,000	3,800,000
Indiana, Wells Fargo Stage Trust, Series 41C, 144A, 0.11%***, 1/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,750,000	16,750,000
Iowa, State Finance Authority, Series C, AMT, 0.13%***, 1/1/2036, SPA: State Street Bank & Trust Co.	5,700,000	5,700,000
Iowa, State Finance Authority, Single Family Mortgage, Series C, AMT, 0.12%***, 1/1/2036, SPA: State Street Bank & Trust Co.	8,100,000	8,100,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Series B3, 0.24%***, 7/1/2033, LOC: Mizuho Corporate Bank (a)	11,400,000	11,400,000
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.06%***, 9/1/2023, SPA: JPMorgan Chase Bank NA	10,750,000	10,750,000
Kentucky, State Housing Corp. Revenue, Series O, 0.6%***, 1/1/2036, SPA: State Street Bank & Trust Co. (a)	19,160,000	19,160,000
Long Island, NY, Power Authority, Series 3A, 0.28%***, 5/1/2033, LOC: JPMorgan Chase Bank NA & Landesbank Baden-Wurttemberg	15,000,000	15,000,000
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.09%***, 12/1/2032, LIQ: Freddie Mac	8,200,000	8,200,000
Louisiana, Wells Fargo Stage Trust, Series 11C, 144A, 0.11%***, 5/1/2045, LIQ: Wells Fargo Bank NA	17,310,000	17,310,000
Maine, State Housing Authority Mortgage Revenue, Series B-3, AMT, 0.14%***, 11/15/2038, SPA: State Street Bank & Trust Co.	3,310,000	3,310,000
Maine, State Housing Authority, Mortgage Revenue, Series E-2, AMT, 0.12%***, 11/15/2041, SPA: State Street Bank & Trust Co.	8,000,000	8,000,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.09%***, 9/15/2035, LIQ: Fannie Mae	10,845,000	10,845,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A3, 0.09%***, 1/1/2039, LOC: Bank of America NA	38,845,000	38,845,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.17%***, 3/1/2039, LOC: TD Bank NA (a)	5,225,000	5,225,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.1%***, 10/1/2030, LOC: RBS Citizens NA	26,390,000	26,390,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.08%***, 9/1/2041, LOC: TD Bank NA	11,615,000	11,615,000
Massachusetts, State General Obligation, Series B, 0.25%***, 8/1/2015, SPA: JPMorgan Chase Bank NA	33,000,000	33,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.16%***, 10/1/2034, LOC: Bank of America NA (a)	13,410,000	13,410,000
Massachusetts, State Water Resources Authority:
Series C-2, 0.08%***, 11/1/2026, SPA: Barclays Bank PLC	20,200,000	20,200,000
Series A-1, 0.08%***, 8/1/2037, SPA: JPMorgan Chase Bank NA	20,000,000	20,000,000
Michigan, Finance Authority, School Loan:
Series B, 0.19%***, 9/1/2050, LOC: PNC Bank NA (a)	25,000,000	25,000,000
Series C, 0.19%***, 9/1/2050, LOC: Bank of Montreal (a)	21,000,000	21,000,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Hope College, Series B, 0.09%***, 4/1/2032, LOC: PNC Bank NA	17,430,000	17,430,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-23, 144A, AMT, 0.13%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	31,000,000	31,000,000
Series L-25, 144A, AMT, 0.13%***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Michigan, State Strategic Fund Limited Obligation Revenue, Kroger Co., Recovery Zone Facility, 0.1%***, 1/1/2026, LOC: Bank of Tokyo-Mitsubishi UFJ	9,500,000	9,500,000
Michigan, Wells Fargo Stage Trust, Series 90C, 144A, 0.11%***, 7/1/2035, LIQ: Wells Fargo Bank NA	14,510,000	14,510,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.17%***, Mandatory Put 4/2/2012 @ 100, 11/15/2047, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series C, AMT, 0.12%***, 7/1/2048, LIQ: Federal Home Loan Bank	8,000,000	8,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.17%***, 12/1/2043, LOC: U.S. Bank NA (a)	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series C, 0.03%***, 12/1/2030, GTY: Chevron Corp.	8,295,000	8,295,000
Mississippi, State Business Finance Corp., Gulf Opportunity Zone Revenue, Tindall Corp. Project, 0.09%***, 4/1/2028, LOC: Wells Fargo Bank NA	9,005,000	9,005,000
Missouri, State Health & Educational Facilities Authority, Ascension Health, Series C-3, 0.07%***, 11/15/2039	14,000,000	14,000,000
Missouri, State Health & Educational Facilities Authority, SSM Health Care Corp., Series E, 0.04%***, 6/1/2045, LOC: PNC Bank NA	22,660,000	22,660,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.08%***, 1/1/2036, LOC: JPMorgan Chase Bank NA	27,530,000	27,530,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 0.23%***, 11/1/2027, LOC: Bank of America NA	30,790,000	30,790,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, Multi-Family Housing, Weatherly Ridge Apartments, Series A, AMT, 0.13%***, 12/1/2041, LOC: U.S. Bank NA	3,000,000	3,000,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.1%***, 10/15/2032, LIQ: Fannie Mae	11,815,000	11,815,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.18%***, 12/1/2032, LOC: Royal Bank of Canada (a)	24,401,000	24,401,000
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series C, 0.09%***, 7/1/2038, LOC: JPMorgan Chase Bank NA (a)	21,495,000	21,495,000
New Mexico, Educational Assistance Foundation, Series A-1, AMT, 0.12%***, 4/1/2034, LOC: Royal Bank of Canada	19,485,000	19,485,000
New Mexico, Wells Fargo Stage Trust, Series 40C, 144A, 0.11%***, 8/1/2039, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	9,265,000	9,265,000
New York, State Dormitory Authority Revenues, Non State Supported Debt, Series 47C, 144A, 0.11%***, 7/1/2050, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	20,595,000	20,595,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.08%***, 7/1/2037, LOC: Bank of America NA	32,000,000	32,000,000
New York, State Dormitory Authority Revenues, Secondary Issues, Series R-12121, 0.1%***, 4/1/2015, LIQ: Citibank NA	15,830,000	15,830,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York, Inc.:
Series A-2, 144A, 0.06%***, 5/1/2039, LOC: Mizuho Corporate Bank	21,100,000	21,100,000
Series A-1, 144A, 0.07%***, 5/1/2039, LOC: Mizuho Corporate Bank	22,300,000	22,300,000
Series C-3, 144A, AMT, 0.08%***, 11/1/2039, LOC: Mizuho Corporate Bank	27,000,000	27,000,000
Series C-1, 144A, AMT, 0.09%***, 11/1/2039, LOC: Mizuho Corporate Bank	11,200,000	11,200,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.08%***, 5/15/2037, LIQ: Fannie Mae	29,660,000	29,660,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 1.25%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (a)	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 0.09%***, 5/15/2033, LIQ: Fannie Mae	16,000,000	16,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Housing, Series A, 0.1%***, 11/1/2044, LOC: Wells Fargo Bank NA	21,750,000	21,750,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Phase II, Series A-1, 0.09%***, 11/1/2049, LOC: Wells Fargo Bank NA	19,000,000	19,000,000
New York, State Mortgage Agency, Homeowner Revenue, Series 153, AMT, 0.11%***, 4/1/2047, SPA: Barclays Bank PLC	25,000,000	25,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.3%***, 6/15/2044, LIQ: Citibank NA (a)	8,000,000	8,000,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School, 0.12%***, 12/1/2031, LOC: Branch Banking & Trust	12,190,000	12,190,000
North Carolina, State Capital Facilities Finance Agency Revenue, ELON University, 0.11%***, 1/1/2035, LOC: Bank of America NA	19,935,000	19,935,000
Nuveen Arizona Premium Income Municipal Fund, Inc., Series T30017-I, 144A, 0.3%***, 8/1/2014, LIQ: Citibank NA (a)	27,900,000	27,900,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.3%***, 8/1/2014, LIQ: Citibank NA (a)	70,300,000	70,300,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.25%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, Housing Finance Agency, Residential Mortgage-Backed Revenue, Series F, AMT, 0.15%***, 3/1/2037, SPA: Citibank NA	31,930,000	31,930,000
Ohio, State Housing Finance Agency, Residental Mortgage Revenue, Series M, AMT, 0.15%***, 9/1/2036, SPA: Citibank NA	32,000,000	32,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.15%***, 9/1/2036, SPA: State Street Bank & Trust Co.	68,405,000	68,405,000
Oklahoma, State Turnpike Authority Revenue, Series B, 0.08%***, 1/1/2028, SPA: Royal Bank of Canada	20,330,000	20,330,000
Orlando & Orange County, FL, Expressway Authority, Series C-1, 0.1%***, 7/1/2025, INS: AGMC, LOC: JPMorgan Chase Bank NA	26,000,000	26,000,000
Palm Beach County, FL, Solid Waste Authority Revenue, 1.0%, Mandatory Put 1/12/2012 @ 100, 10/1/2031	100,000,000	100,017,369
Philadelphia, PA, Authority for Industrial Development, Series B-3, 0.07%***, 10/1/2030, LOC: PNC Bank NA	10,655,000	10,655,000
Philadelphia, PA, Gas Works Revenue, Series D, 0.07%***, 8/1/2031, LOC: Bank of America NA	25,000,000	25,000,000
Raleigh Durham, NC, Airport Authority Revenue, Series C, 0.1%***, 5/1/2036, LOC: U.S. Bank NA	10,595,000	10,595,000
Salem, OR, Hospital Facility Authority Revenue, Salem Hospital Project, Series C, 0.12%***, 8/15/2036, LOC: Bank of America NA	12,500,000	12,500,000
San Jose, CA, Financing Authority, Series E2, 0.16%***, 6/1/2025, LOC: U.S. Bank NA (a)	12,455,000	12,455,000
San Jose, CA, Financing Authority Lease Revenue, Hayes Mansion, Series D, 0.17%***, 6/1/2025, LOC: U.S. Bank NA (a)	40,985,000	40,985,000
San Jose, CA, Financing Authority Lease Revenue, Ice Center, Series E1, 0.2%***, 6/1/2025, LOC: Bank of America NA (a)	12,460,000	12,460,000
South Carolina, State Jobs-Economic Development Authority, Economic Development Revenue, Bon Secours Health Systems, 0.1%***, 11/1/2042, INS: AGMC, LOC: JPMorgan Chase Bank NA	17,500,000	17,500,000
Southern California, Metropolitan Water District, State Authorization, Series B, 0.07%***, 7/1/2028, SPA: Landesbank Hessen-Thuringen	16,600,000	16,600,000
St. James Parish, LA, Nustar Logistics, Series A, 0.09%***, 10/1/2040, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
Stafford County, VA, Industrial Development Authority Revenue, Series B-1, 0.15%***, 8/1/2028, LOC: Bank of America NA	21,505,000	21,505,000
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 144A, 0.09%***, 7/1/2015, LOC: Barclays Bank PLC	12,550,000	12,550,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.1%***, 4/1/2021, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	24,570,000	24,570,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.13%***, 10/1/2039, LOC: Citibank NA	10,895,000	10,895,000
Texas, Lower Neches Valley Authority, Industrial Development Corp., Series B-2, AMT, 0.03%***, 12/1/2039, GTY: Exxon Mobil Corp.	7,880,000	7,880,000
Texas, RBC Municipal Products, Inc. Trust, Series E-27, 144A, 0.1%***, 6/1/2027, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	10,000,000	10,000,000
Texas, State General Obligation:
Series E, 0.14%***, 12/1/2026, SPA: JPMorgan Chase Bank NA (a)	19,000,000	19,000,000
Series E, 0.15%***, 6/1/2032, LOC: Sumitomo Mitsui Banking (a)	24,435,000	24,435,000
Texas, State Higher Education Authority, Series L-46, 144A, AMT, 0.13%***, 12/1/2034, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	52,995,000	52,995,000
Texas, State Veterans Housing Assistance Fund II:
Series C, 0.14%***, 6/1/2031, SPA: JPMorgan Chase & Co. (a)	11,255,000	11,255,000
Series A, 144A, AMT, 0.14%***, 6/1/2034, SPA: Landesbank Hessen-Thuringen	18,395,000	18,395,000
Texas, Tax & Revenue Anticipation Notes:
Series 3945, 144A, 0.07%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	95,000,000	95,000,000
Series 3946, 144A, 0.07%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	90,975,000	90,975,000
Series 3953, 144A, 0.07%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	166,075,000	166,075,000
Series 3964, 144A, 0.07%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	195,000,000	195,000,000
Texas, University of Houston Revenues, Consolidated Systems, 0.08%***, 2/15/2024	8,860,000	8,860,000
Texas, Wells Fargo Stage Trust, Series 20C, 144A, AMT, 0.11%***, 5/1/2038, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	16,120,000	16,120,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.1%***, 7/1/2037, LOC: Bank of Scotland	20,430,000	20,430,000
Troy, NY, Capital Resource Corp. Revenue, Series 4C, 144A, 0.11%***, 9/1/2040, LIQ: Wells Fargo Bank NA	18,715,000	18,715,000
Tulsa, OK, Airports Improvement Trust, Special Facility Revenue, Bizjet International Sales & Support, Inc., 144A, AMT, 0.14%***, 8/1/2018, LOC: Landesbank Hessen-Thuringen	10,120,000	10,120,000
Union County, NC, Enterprise Systems Revenue, 0.07%***, 6/1/2034, LOC: Bank of America NA	13,700,000	13,700,000
University of California Revenue, Series R-12236, 0.07%***, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	15,000,000	15,000,000
University of New Mexico, Systems Improvement Revenues, 0.1%***, 6/1/2026, SPA: JPMorgan Chase Bank NA	33,625,000	33,625,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health Care, Series A, 0.08%***, 12/1/2030, LOC: TD BankNorth NA	7,070,000	7,070,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.12%***, 10/15/2042, LOC: JPMorgan Chase Bank NA	6,140,000	6,140,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.15%***, 7/1/2030, LOC: JPMorgan Chase Bank NA	20,000,000	20,000,000
Washington, State Health Care Facilities Authority, Swedish Health Services:
Series B, 0.09%***, 11/15/2046, LOC: Citibank NA	13,000,000	13,000,000
Series C, 0.09%***, 11/15/2046, LOC: Citibank NA	14,000,000	14,000,000
Washington, State Housing Finance Commission, Rolling Hills Apartments Project, Series A, 144A, AMT, 0.13%***, 6/15/2037, LIQ: Fannie Mae	6,125,000	6,125,000
Washington, Wells Fargo Stage Trust, Series 21C, 144A, 0.11%***, 12/1/2037, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,360,000	10,360,000
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series E2, AMT, 0.1%***, 12/1/2028, LOC: PNC Bank NA	16,000,000	16,000,000
Series E1, AMT, 0.11%***, 12/1/2028, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.15%***, 3/1/2033, LOC: Fannie Mae, Freddie Mac (a)	13,905,000	13,905,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc., 0.06%***, 6/1/2039, LOC: U.S. Bank NA	23,000,000	23,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Village Apartments, Inc., 0.06%***, 8/15/2028, LOC: BMO Harris Bank NA	9,095,000	9,095,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.12%***, 4/1/2042, LOC: Wells Fargo Bank NA	24,600,000	24,600,000
Wyoming, Student Loan Corp. Revenue, Series A-3, 0.08%***, 12/1/2043, LOC: Royal Bank of Canada	40,000,000	40,000,000
Total Municipal Investments (Cost $4,389,093,369)		4,389,093,369

Repurchase Agreements 0.5%
JPMorgan Securities, Inc., 0.16%, dated 12/30/2011, to be repurchased at $100,001,778 on 1/3/2012 (b) (Cost $100,000,000)	100,000,000	100,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio ($19,901,627,274)+	95.8	19,901,627,274
Other Assets and Liabilities, Net	4.2	882,549,401
Net Assets	100.0	20,784,176,675

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2011.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of December 31, 2011.

+ The cost for federal income tax purposes was $19,901,627,274.

(a) Taxable issue.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,870,000	Federated Republic of Brazil	8.875-12.75	1/15/2020- 4/15/2024	84,676,763
20,000,000	Republic of South Africa	7.375	4/25/2012	20,325,000
Total Collateral Value				105,001,763

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

Radian: Radian Asset Assurance, Inc.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (c)	$—	$19,801,627,274	$—	$19,801,627,274
Repurchase Agreements	—	100,000,000	—	100,000,000
Total	$—	$19,901,627,274	$—	$19,901,627,274

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended December 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2011
Assets
Investments in non-affiliated securities, valued at amortized cost	$19,901,627,274
Cash	702,330,627
Receivable for investments sold	161,146,638
Interest receivable	21,929,547
Other assets	408,290
Total assets	20,787,442,376
Liabilities
Accrued management fee	2,182,416
Other accrued expenses and payables	1,083,285
Total liabilities	3,265,701
Net assets, at value	$20,784,176,675

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2011
Investment Income
Income: Interest	$66,333,359
Expenses: Management fee	32,771,738
Administration fee	7,827,308
Custodian fee	98,023
Professional fees	124,799
Reports to shareholders	22,736
Trustees' fees and expenses	668,115
Other	919,172
Total expenses before expense reductions	42,431,891
Expense reductions	(2,631,189)
Total expenses after expense reductions	39,800,702
Net investment income	26,532,657
Net realized gain (loss) from investments	1,557,847
Net increase (decrease) in net assets resulting from operations	$28,090,504

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2011	2010
Operations: Net investment income	$26,532,657	$54,765,972
Net realized gain (loss)	1,557,847	1,171,699
Net increase (decrease) in net assets resulting from operations	28,090,504	55,937,671
Capital transactions in shares of beneficial interest: Proceeds from capital invested	230,841,771,646	321,400,411,976
Value of capital withdrawn	(244,517,559,931)	(329,490,407,575)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(13,675,788,285)	(8,089,995,599)
Increase (decrease) in net assets	(13,647,697,781)	(8,034,057,928)
Net assets at beginning of period	34,431,874,456	42,465,932,384
Net assets at end of period	$20,784,176,675	$34,431,874,456

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended December 31,
	2011	2010	2009	2008	2007
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20,784	34,432	42,466	29,653	33,739
Ratio of expenses before expense reductions (%)	.16	.17	.16	.17	.17
Ratio of expenses after expense reductions (%)	.15	.16	.14	.13	.14
Ratio of net investment income (%)	.10	.16	.43	2.85	5.14
Total Return (%)a,b	.11	.17	.48	2.81	5.31
a Total return would have been lower had certain expenses not been reduced. b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio'') is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as an open-end management investment company organized as a New York business trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2011, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and DWS Money Market Series owned approximately 11%, 10%, 5% and 72%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2011 through July 26, 2011, the Advisor had voluntarily agreed to waive total operating expenses at 0.16% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest).

Effective July 27, 2011, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Fund's average daily net assets. The waiver may be changed or terminated at anytime without notice.

For the year ended December 31, 2011, the Advisor waived a portion of its management fee aggregating $2,631,189, and the amount charged aggregated $30,140,549, which was equivalent to an annual effective rate of 0.12% of the Portfolio's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2011, the Administration Fee was $7,827,308, of which $569,638 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portlfolio. For the year ended December 31, 2011, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $3,074, of which $1,343 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2011.

Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the "Portfolio'') at December 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
Boston, Massachusetts February 24, 2012	PricewaterhouseCoopers LLP

Investment Management Agreement Approval

Cash Reserves Fund Institutional (the "Fund"), a series of DWS Money Market Trust, invests all of its assets in Cash Management Portfolio (the "Portfolio") in order to achieve its investment objectives. The Portfolio's Board of Trustees approved the renewal of the Portfolio's investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and the Fund's Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund's investment management agreement with DWS (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2011. The Portfolio's Board of Trustees and the Fund's Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

· In September 2011, all of the Portfolio's and Fund's Trustees were independent of DWS and its affiliates.

· The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability compiled by an independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

· The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by an independent fee consultant in the course of their review of the Portfolio's and the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

· In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

· Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DWS provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Portfolio's and the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by iMoneyNet Inc. ("iMoneyNet"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the Fund's gross performance (Institutional Class shares) was in the 2nd quartile and 3rd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Portfolio's and the Fund's investment management fee schedules and the Fund's operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DWS under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio's management fee, the Fund does not charge an additional investment management fee. The Board noted that the Fund's total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be lower than the median of the applicable Lipper expense universe for Institutional Class shares (1st quartile) (based on Lipper data provided as of December 31, 2010). The Board considered the Portfolio's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's and the Portfolio's combined total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio's management fee schedule includes fee breakpoints. The Board concluded that the Portfolio's and the Fund's fee schedules represent an appropriate sharing between the Portfolio and the Fund, as the case may be, and DWS of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trusts of Cash Reserves Fund Institutional and Cash Management Portfolio as of December 31, 2011. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	110	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	110	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	110	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		110	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	110	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	110	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	110
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	110	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2011)	110	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	110	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	110	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	113	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin6 (1970) Assistant Secretary, 2009-present	Director3 and Senior Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
www.dbadvisorsliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Nasdaq Symbol	BIRXX
CUSIP Number	23337T 128
Fund Number	500

Notes

Notes

Notes

Deutsche Asset Management
A Member of the Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

CRFINST-2
(R-025790-1 2/12)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH RESERVES FUND INSTITUTIONAL
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2011	$18,840	$0	$0	$0
2010	$18,840	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2011	$0	$0	$0
2010	$7,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2011	$0	$0	$0	$0
2010	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Reserves Fund Institutional, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 29, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 29, 2012